ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31
	2014	2013
	$	$

Liabilities related with the Smart ID acquisition	813	2,833
Accrued marketing expenses	437	284
Employees Benefits	417	-
Authorities	277	-
Overheads	255	-
Legal service providers	93	201
Other accrued expenses	463	318

	2,755	3,636